LEASES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Right of use assets	$ 1,003,718	$ 771,886
Gross carrying amount [member]
Statement [Line Items]
Right of use assets	1,228,485	1,072,797
Accumulated depreciation, amortisation and impairment [member]
Statement [Line Items]
Right of use assets	(224,767)	(300,911)
Land [Member]
Statement [Line Items]
Right of use assets	846,850	599,101
Land [Member] | Gross carrying amount [member]
Statement [Line Items]
Right of use assets	942,871	660,753
Land [Member] | Accumulated depreciation, amortisation and impairment [member]
Statement [Line Items]
Right of use assets	(96,021)	(61,652)
Buildings [member]
Statement [Line Items]
Right of use assets	23,338	15,992
Buildings [member] | Gross carrying amount [member]
Statement [Line Items]
Right of use assets	42,205	32,265
Buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Statement [Line Items]
Right of use assets	(18,867)	(16,273)
Plant and equipment [member]
Statement [Line Items]
Right of use assets	64,704	63,102
Plant and equipment [member] | Gross carrying amount [member]
Statement [Line Items]
Right of use assets	96,808	93,922
Plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Statement [Line Items]
Right of use assets	(32,104)	(30,820)
Information technology equipment [Member]
Statement [Line Items]
Right of use assets	304	392
Information technology equipment [Member] | Gross carrying amount [member]
Statement [Line Items]
Right of use assets	737	784
Information technology equipment [Member] | Accumulated depreciation, amortisation and impairment [member]
Statement [Line Items]
Right of use assets	(433)	(392)
Motor vehicles [member]
Statement [Line Items]
Right of use assets	58,219	80,464
Motor vehicles [member] | Gross carrying amount [member]
Statement [Line Items]
Right of use assets	129,820	269,228
Motor vehicles [member] | Accumulated depreciation, amortisation and impairment [member]
Statement [Line Items]
Right of use assets	(71,601)	(188,764)
Other property, plant and equipment [member]
Statement [Line Items]
Right of use assets	10,303	12,835
Other property, plant and equipment [member] | Gross carrying amount [member]
Statement [Line Items]
Right of use assets	16,044	15,845
Other property, plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Statement [Line Items]
Right of use assets	$ (5,741)	$ (3,010)